Financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial instruments

36.  Financial instruments

Credit risk

Exposure to credit risk:

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		2020	2019
Trade receivables	19	3,688,248	3,282,134
Contract assets	21	1,100,166	944,260
Receivables from financial services	20	1,962,098	2,442,258
Cash and cash equivalents (*)	24	11,860,376	10,238,584
Derivative financial instruments	35	917,437	845,513
Other current & non-current assets (**)	23	124,822	98,736
Financial assets at amortized cost		172,363	5,368
Financial assets at fair value through other comprehensive income	25	529,610	345,602
Due from related parties		16,476	4,477
		20,371,596	18,206,932

(*)Cash in hand is excluded from cash and cash equivalents.

(**) Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkey, other and advances given are excluded from other current assets and other non-current assets.

Credit quality:

The maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
31 December 2020 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Due	Due	Total
Gross Carrying Amount	16,188,078	296,758	62,726	45,682	36,112	31,368	727,462	290,736	257,790	17,936,712
Loss Allowance	71,273	5,042	3,148	3,726	5,334	5,947	250,393	163,799	118,718	627,380

(*)  Other Assets includes trade receivables, subscriber receivables, derivative financial instruments, financial assets, other assets, cash and cash equivalent and due from related parties.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
31 December 2020	Not Due	Due	Due	Due	Past Due	Past Due	Due	Due	Due	Total
Gross Carrying Amount	1,105,409	—	—	—	—	—	—	—	—	1,105,409
Loss Allowance	5,243	—	—	—	—	—	—	—	—	5,243

			Less	Less
Other assets from financial		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
services at 31 December 2020		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
(**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Due	Due	Total
Gross Carrying Amount	1,798,720	109,724	22,023	8,714	7,021	6,044	157,821	5,479	1,100	2,116,646
Loss Allowance	11,483	1,192	407	204	3,483	3,146	128,084	5,449	1,100	154,548

(**) Other Assets includes trade receivables and subscriber receivables from financial services.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
1 January 2020 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Due	Due	Total
Gross Carrying Amount	13,395,590	383,085	109,594	134,229	74,380	63,995	807,941	299,149	180,029	15,447,992
Loss Allowance	22,884	5,013	8,284	9,497	12,666	11,415	243,399	177,160	137,260	627,578

(*) Other Assets includes trade receivables, subscriber receivables, derivative financial instruments, financial assets, other assets, cash and cash equivalent and due from related parties.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
1 January 2020	Not Due	Due	Due	Due	Past Due	Past Due	Due	Due	Due	Total
Gross Carrying Amount	948,950	—	—	—	—	—	—	—	—	948,950
Loss Allowance	4,690	—	—	—	—	—	—	—	—	4,690

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years Past	5 years Past
services at 1 January 2020 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Due	Due	Total
Gross Carrying Amount	2,065,573	239,942	50,513	25,239	11,345	10,755	200,867	1,524	—	2,605,758
Loss Allowance	15,773	2,780	859	452	5,466	5,036	131,645	1,489	—	163,500

(**) Other Assets includes trade receivables and subscriber receivables from financial services.

Impairment losses

Individual receivables, which are known to be uncollectible are written off by reducing the carrying amount directly. The other receivables are assessed collectively to determine whether there is objective evidence that an impairment has been incurred but not yet identified. The Group considers that there is evidence of impairment if any of the following indicators are present:

•	Significant financial difficulties of the customer,
•	Probability that the customer will enter bankruptcy or financial reorganization and
•	Default or delinquency in payments.

Receivables for which an impairment provision was recognized are written off against the provision when there is no expectation of recovering additional cash.

Impairment losses are recognized in profit or loss within net impairment losses on financial and contract assets (Note 10). Subsequent recoveries of amounts previously written off are credited against Net impairment losses on financial and contract assets (Note 10).

Movements in the provision for impairment of trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December	31 December
	2020	2020
	Contract Asset	Other Asset
Opening balance	4,690	627,578
Provision for impairment recognized during the year	553	452,506
Amounts collected	—	(153,674)
Receivables written off during the year as uncollectible	—	(300,119)
Disposal of subsidiaries	—	(49)
Exchange differences	—	1,138
Closing balance	5,243	627,380

	31 December	31 December
	2019	2019
	Contract Asset	Other Asset
Opening balance	7,370	730,811
Provision for impairment recognized during the year	1,105	376,107
Amounts collected	—	(147,858)
Transfer	(3,785)	3,785
Receivables written off during the year as uncollectible	—	(346,049)
Exchange differences	—	10,782
Closing balance	4,690	627,578

Movements in the provision for impairment of trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services are as follows:

	31 December	31 December
	2020	2019
Opening balance	163,500	200,273
Provision for impairment recognized during the year	126,246	245,365
Amounts collected	(76,036)	(135,862)
Receivables written off during the year as uncollectible	—	(147,067)
Exchange differences	(96)	791
Unused amount reversed (*)	(59,066)	—
Closing balance	154,548	163,500

(*)Turkcell Finansman signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years 2016 and 2019. Transferred doubtful receivables comprise of balances that Turkcell Finansman started legal proceedings for.

Liquidity risk

The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

•	all non-derivative financial liabilities, and
•	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2020							31 December 2019
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	Years	Amount	cash flows	or less	months	years	years	Years
Non-derivative financial liabilities
Secured bank loans	295,804	(306,496)	(91,265)	(54,792)	(107,483)	(52,956)	—	2,415	(2,587)	(1,329)	(1,258)	—	—	—
Unsecured bank loans	11,829,178	(12,828,540)	(3,040,325)	(1,136,973)	(2,197,659)	(5,426,921)	(1,026,662)	12,804,467	(13,688,718)	(4,246,288)	(2,586,232)	(1,338,152)	(3,684,289)	(1,833,757)
Debt securities issued	7,362,554	(10,044,816)	(264,517)	(211,957)	(423,914)	(4,941,992)	(4,202,436)	5,965,790	(8,446,514)	(318,861)	(168,861)	(337,723)	(1,013,168)	(6,607,901)
Lease liabilities	2,098,886	(3,210,148)	(480,282)	(360,908)	(540,721)	(987,430)	(840,807)	1,533,055	(2,456,542)	(382,558)	(261,285)	(406,413)	(662,767)	(743,519)
Trade and other payables*	3,563,918	(3,713,551)	(3,712,172)	(430)	(949)	—	—	2,728,485	(2,789,258)	(2,694,568)	(94,690)	—	—	—
Due to related parties	40,355	(40,355)	(40,355)	—	—	—	—	12,082	(12,082)	(12,082)	—	—	—	—
Consideration payable in relation to acquisition of Belarusian Telecom (Note 28)	475,879	(734,050)	—	—	—	(24,382)	(709,668)	359,554	(594,020)	—	—	—	—	(594,020)
Derivative financial liabilities Participating Cross Currency Swap and FX swap contracts	119,111	(265,863)	(44,853)	(46,645)	(70,212)	(101,591)	(2,562)	86,617	(139,936)	(46,104)	(14,625)	(25,514)	(49,492)	(4,201)
Buy		3,077,236	792,428	363,174	579,502	1,055,551	286,581		8,577,016	6,947,440	130,640	254,156	708,073	536,707
Sell		(3,343,099)	(837,281)	(409,819)	(649,714)	(1,157,142)	(289,143)		(8,716,952)	(6,993,544)	(145,265)	(279,670)	(757,565)	(540,908)
TOTAL	25,785,685	(31,143,819)	(7,673,769)	(1,811,705)	(3,340,938)	(11,535,272)	(6,782,135)	23,492,465	(28,129,657)	(7,701,790)	(3,126,951)	(2,107,802)	(5,409,716)	(9,783,398)

*Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

Foreign exchange risk

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2020
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	—
Financial asset at fair value through other comprehensive income	8,848	64,956	—
Due from related parties - current	—	—	—
Trade receivables and contract assets	13,234	15,239	—
Other current assets	11,769	3,737	—
Cash and cash equivalents	1,061,644	85,856	4,801
	1,095,564	169,799	4,801
Foreign currency denominated liabilities
Loans and borrowings - non-current	(342,930)	(543,680)	(160,398)
Debt securities issued - non-current	(940,137)	—	—
Lease obligations - non-current	(6,822)	(17,000)	—
Other non-current liabilities	(64,829)	—	—
Loans and borrowings - current	(85,526)	(244,057)	(92,931)
Debt securities issued - current	(55,938)	—	—
Lease obligations - current	(721)	(3,598)	—
Trade and other payables - current	(174,039)	(23,944)	(487,738)
Due to related parties	—	(11)	—
	(1,670,942)	(832,290)	(741,067)

Loans defined as hedging instruments (*)	—	164,634	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	440,036	535,939	190,421
Currency forward contracts	256,118	—	—
Net exposure	120,776	38,082	(545,845)

(*)The Company designated EUR 164,634 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira.

	31 December 2019
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	71	5,412	—
Financial asset at fair value through other comprehensive income	1,393	50,721	—
Due from related parties - current	152	581	—
Trade receivables and contract assets	17,383	38,496	—
Other current assets	10,602	4,979	—
Cash and cash equivalents	173,376	1,203,574	—
	202,977	1,303,763	—
Foreign currency denominated liabilities
Loans and borrowings - non-current	(351,444)	(577,675)	(192,367)
Debt securities issued - non-current	(923,188)	—	—
Lease obligations - non-current	(2,399)	(19,282)	—
Other non-current liabilities	(60,529)	—	—
Loans and borrowings - current	(402,507)	(385,371)	(44,880)
Debt securities issued - current	(55,060)	—	—
Lease obligations - current	(725)	(5,178)	—
Trade and other payables - current	(156,320)	(44,103)	(555)
Due to related parties	(1,022)	(51)	—
	(1,953,194)	(1,031,660)	(237,802)

Loans defined as hedging instruments	—	145,105	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	1,830,226	(430,816)	234,367
Net exposure	80,009	(13,608)	(3,435)

Exposure to currency risk

Sensitivity analysis

The basis for the sensitivity analysis to measure foreign exchange risk is an aggregate corporate-level currency exposure. The aggregate foreign exchange exposure is composed of all assets and liabilities denominated in foreign currencies, the analysis excludes net foreign currency investments.

A  10% strengthening/weakening of the TL, UAH, BYN, EUR against the following currencies as at 31 December 2020 and 31 December 2019 would have increased/(decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Sensitivity analysis
31 December 2020
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	88,656	(88,656)	—	—
2- Hedged portion of USD risk (-)	—	—	(14,984)	14,984
3- USD net effect (1+2)	88,656	(88,656)	(14,984)	14,984

4- EUR net asset/liability	34,304	(34,304)	—	—
5- Hedged portion of EUR risk (-)	—	—	(79,669)	79,669
6- EUR net effect (4+5)	34,304	(34,304)	(79,669)	79,669

7- Other foreign currency net asset/liability (RMB)	(61,036)	61,036	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	(192)	192
9- Other foreign currency net effect (7+8)	(61,036)	61,036	(192)	192
Total (3+6+9)	61,924	(61,924)	(94,845)	94,845

Sensitivity analysis
31 December 2019
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	47,527	(47,527)	—	—
2- Hedged portion of USD risk (-)	—	—	(6,135)	6,135
3- USD net effect (1+2)	47,527	(47,527)	(6,135)	6,135

4- EUR net asset/liability	(9,050)	9,050	—	—
5- Hedged portion of EUR risk (-)	—	—	(39,558)	39,558
6- EUR net effect (4+5)	(9,050)	9,050	(39,558)	39,558

7- Other foreign currency net asset/liability (RMB)	(290)	290	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	(1,379)	1,379
9- Other foreign currency net effect (7+8)	(290)	290	(1,379)	1,379
Total (3+6+9)	38,187	(38,187)	(47,072)	47,072

Interest rate risk

As at 31 December 2020 and 2019 the interest rate profile of the Group’s variable rate interest-bearing financial instruments was:

		31 December 2020		31 December 2019
		Effective		Effective
		Interest	Carrying	interest	Carrying
	Note	Rate	Amount	rate	Amount
Variable rate instruments
USD floating rate loans	29	3.2%	(2,644,049)	4.4%	(4,478,457)
EUR floating rate loans	29	2.2%	(5,660,654)	2.2%	(5,638,726)

Sensitivity analysis

Cash flow sensitivity analysis for variable rate instruments:

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2020 and 2019:

	Profit or loss		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2020
Variable rate instruments (financial liability)	(23,510)	23,510	—	—
Cash flow sensitivity (net)	(23,510)	23,510	—	—
31 December 2019
Variable rate instruments (financial liability)	(225,528)	225,528	—	—
Cash flow sensitivity (net)	(225,528)	225,528	—	—

Fair values

Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

Valuation inputs and relationships to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement of contingent consideration.

	Fair value at			Inputs
	31	31		31	31
	December	December	Unobservable	December	December	Relationship of unobservable inputs to
	2020	2019	Inputs	2020	2019	fair value
Contingent consideration	475,879	359,554	Risk-adjusted discount rate	4.3% - 5.6%	5.2% - 6.1%	An increase/decrease in the discount rate by 100 bps would change FV by TL (35,686) and TL 39,070, respectively.
			Expected settlement date	in instalments between 2025-2030	in instalments between 2026-2030	If expected settlement date increase/decrease by 1-year, FV would change by TL (23,724) and TL 24,978, respectively.

Changes in the consideration payable in relation to acquisition of Belarusian Telecom for the years ended 31 December 2020 and 31 December 2019 are stated below:

	2020	2019
Opening balance	359,554	358,304
Losses recognized in profit or loss	116,325	1,250
Closing balance	475,879	359,554

Financial assets:

Carrying values of a significant portion of financial assets do not differ significantly from their fair values due to their short-term nature. Fair values of financial assets are presented in Note 25.

Financial liabilities:

As at 31 December 2020 and 31 December 2019; for the majority of the borrowings, the fair values are not materially different to their carrying amounts since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short term nature. Material differences are identified only for the following borrowings:

As at 31 December 2020:

	Carrying	Fair
	amount	value
Bank loans	4,615,559	4,646,152

As at 31 December 2019:

	Carrying	Fair
	amount	value
Bank loans	4,149,275	4,192,304

As at 31 December 2020, the fair value of debt securities issued by the Company in 2015 and 2018 with a nominal value of USD 500,000 each and fixed interest rate (Note 29), is TL 3,976,852 (31 December 2019: TL 3,058,366) and TL 3,972,232 (31 December 2019: TL 2,961,300), respectively.

Fair value of cash and cash equivalents and debt securities issued are classified as level 1 and fair value of other financial assets and liabilities are classified as level 2.